Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	$ 356,981	$ 214,045	$ 195,157
Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	57,435	103,456	104,596
Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	299,546	110,589	90,561
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	0	0
U.S. Treasury and U.S. government agencies
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	33,050	75,234	100,554
U.S. Treasury and U.S. government agencies | Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	33,050	75,234	100,554
U.S. Treasury and U.S. government agencies | Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	0	0
U.S. Treasury and U.S. government agencies | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	0	0
Corporate debt securities
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	212,515	108,790	52,519
Corporate debt securities | Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	24,385	28,222	4,042
Corporate debt securities | Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	188,130	80,568	48,477
Corporate debt securities | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	0	0
Asset-backed securities
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	84,318	30,021	40,127
Asset-backed securities | Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	0	0
Asset-backed securities | Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	84,318	30,021	40,127
Asset-backed securities | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	0	$ 0	0
Short-term investments
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	27,098		1,957
Short-term investments | Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value			0
Short-term investments | Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	27,098		1,957
Short-term investments | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value	$ 0		$ 0